Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations (including contributions into accounts under the Executive Diversified Program and deferrals and contributions into L&P Cash Deferrals and Diversified Investments under the Deferred Compensation Program)
Amount Registered | shares	32,497,073.26
Maximum Aggregate Offering Price	$ 32,497,073.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,487.85
Offering Note	The Deferred Compensation Obligations are unsecured obligations of Somnigroup International Inc. (the "Registrant") to pay deferred compensation in the future in accordance with the terms of the Leggett & Platt, Incorporated Executive Diversified Program (as amended and restated, the "ESUP") and the Leggett & Platt, Incorporated Deferred Compensation Program (as amended and restated and together with the ESUP, the "Deferred Compensation Plans"). Pursuant to the terms of the Agreement and Plan of Merger, dated as of April 13, 2026 (the "Merger Agreement"), by and among the Registrant, Sparrow Unity Corporation and Leggett & Platt, Incorporated ("Leggett & Platt"), at the effective time of the merger, the Registrant assumed the obligations of Leggett & Platt (the "Obligations") under the Deferred Compensation Plans. The Registrant completed the acquisition of Leggett & Platt pursuant to the Merger Agreement on August 26, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	501,626
Proposed Maximum Offering Price per Unit	66.12
Maximum Aggregate Offering Price	$ 33,167,511.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,580.43
Offering Note	Estimated solely for purposes of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended (the "Securities Act") and calculated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act. Following the Registrant's assumption of the Obligations, an additional 501,626 shares of common stock, par value $0.01 per share ("Somnigroup Common Stock"), of the Registrant became available for issuance from the share reserve under the Leggett & Platt, Incorporated Flexible Stock Plan, as amended and restated, effective as of May 21, 2026 (the "Plan"), resulting from provisions of the Plan which provide that, subject to certain exceptions, shares subject to an award that expires, is terminated, cancelled or forfeited again become available for grant. The proposed maximum aggregate offering price is solely for the purposes of calculating the registration fee and was calculated based upon the market value of shares of Somnigroup Common Stock in accordance with Rule 457(c) under the Securities Act as follows: the product of (a) $66.12, the average of the high and low prices per share of Somnigroup Common Stock on September 2, 2026, as quoted on the New York Stock Exchange, and (b) 501,626, the number of shares of Somnigroup Common Stock being registered.